Deposits to institutional cooperators, net (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Deposits to institutional cooperators, net
Deposits to cooperators	$ 140,726,667	¥ 918,241,497		¥ 518,720,216
Provision for deposits to institutional cooperators	(1,581,321)	(10,318,117)	$ 0	0
Deposits to cooperators, net	$ 139,145,346	¥ 907,923,380		¥ 518,720,216